CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Oct. 29, 2012	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Oct. 29, 2012		0
Common stock sold to third party investor	10,000	19	9,981	0
Common stock sold to third party investor (in shares)		1,924,813
Net loss	(21,287)	0	0	(21,287)
Balance at Dec. 31, 2012	(11,287)	19	9,981	(21,287)
Balance (in shares) at Dec. 31, 2012		1,924,813
Common stock sold on January 28, 2013 to founder at $0.0052 per share	417	1	416	0
Common stock sold on January 28, 2013 to founder at $0.0052 per share (in shares)		80,201
Common stock sold on March 4, 2013 to affiliate of a director at $0.24 per share	160,000	7	159,993	0
Common stock sold on March 4, 2013 to affiliate of a director at $0.24 per share (in shares)		668,338
Common stock sold to third party investor	4,800	0	4,800	0
Common stock sold to third party investor (in shares)		20,051
Restricted common stock sold on May 14, 2013 under the 2013 Stock Plan of DvineWave, Inc., to consultant at $0.40 per share	35,464	1	35,463	0
Restricted common stock sold on May 14, 2013 under the 2013 Stock Plan of DvineWave, Inc., to consultant at $0.40 per share (in shares)		88,882
Repurchase and retirement of restricted common stock from consultant on November 30, 2013 at $0.40 per share	(29,553)	(1)	(29,552)	0
Repurchase and retirement of restricted common stock from consultant on November 30, 2013 at $0.40 per share (in shares)		(74,068)
Stock-based compensation	16,148	0	16,148	0
Net loss	(5,521,081)	0	0	(5,521,081)
Balance at Dec. 31, 2013	(5,345,092)	27	197,249	(5,542,368)
Balance (in shares) at Dec. 31, 2013		2,708,217
Stock-based compensation - amortization of stock options	1,070,939	0	1,070,939	0
Stock-based compensation - amortization of IR consultant warrant	198,983	0	198,983	0
Stock-based compensation - amortization of consultant restricted stock units (“RSUs”)	389,482	0	389,482	0
Issuance of shares to strategic investor, net of commission expense	900,000	2	899,998	0
Issuance of shares to strategic investor, net of commission expense (in shares)		210,527
Initial public offering on April 2, 2014, net of underwriter’s discount and offering costs of $2,816,149	24,783,851	46	24,783,805	0
Initial public offering on April 2, 2014, net of underwriter’s discount and offering costs of $2,816,149 (in shares)		4,600,000
Conversion of convertible notes on April 2, 2014	26,790,177	19	26,790,158	0
Conversion of convertible notes on April 2, 2014 (in shares)		1,930,128
Sale of IPO Underwriter Warrant on April 2, 2014	1,000	0	1,000	0
Sale of IPO Underwriter Warrant on April 2, 2014 (in shares)		0
Extinguishment of derivative for consulting warrant and financing warrant on June 25, 2014	5,752,000	0	5,752,000	0
Shares issued to landlord	500,000	0	500,000	0
Shares issued to landlord (in Shares)		41,563
Net loss	(36,579,100)	0	0	(36,579,100)
Balance at Sep. 30, 2014	$ 18,462,240	$ 94	$ 60,583,614	$ (42,121,468)
Balance (in shares) at Sep. 30, 2014		9,490,435